Long-Term Debt - Schedule of Principal Maturities of Borrowings (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Long-term debt	$ 602,639	$ 514,639	$ 85,339
Amended 2017 Credit Facility
Line of Credit Facility [Line Items]
2019		0
2020		0
2021		0
2022		514,639
Long-term debt		$ 514,639